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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment [  ]; Amendment Number:  _______
         This Amendment (Check only one):  [  ]  is a restatement.
                                           [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Polaris Equity Management, Inc.
Address:  601 Montgomery Street Suite 700
          San Francisco, California 94111

Form 13F File Number: 28-13000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Powell
Title:  Chief Executive Officer
Phone:  (415) 263-5600

Signature, Place, and Date of Signing:

/s/ Jeffrey Powell            San Francisco, California      January 22, 2013
------------------            -------------------------      ----------------
[Signature]                   [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported for this report.)

[ ] 13F NOTICE. (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.

                             FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------
Form 13F Information Table Entry Total:    148
                                           -----------
Form 13F Information Table Value Total:    294,946.668
    (thousands)                            -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        DISCRETIONARY OWNERSHIP FOR 13F
                             AS OF DATE: 12/31/2012

(ITEM 1)                                    (ITEM 2)    (ITEM 3)      (ITEM 4)    (ITEM 5)   (ITEM 6)  (ITEM 7)       (ITEM 8)
NAME                                         TITLE                     FAIR       SHARES OR
OF                                            OF         CUSIP         MARKET     PRINCIPAL INVESTMENT     OTHER   VOTING AUTHORITY
ISSUER                                       CLASS       NUMBER        VALUE      AMOUNT    DISCRETION   MANAGER   SOLE SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHA & OMEGA SEMICONDUCTOR SH                COMMON     G6331P104       294,000   35,000        X                   0    35,000   0
PROTHENA CORP PLC SHS                         COMMON     G72800108            73       10        X                   0        10   0
AFLAC INC                                     COMMON       1055102       255,507    4,810        X                   0     4,810   0
AMR CORP DEL COM                              COMMON       1765106           239      300        X                   0       300   0
AOL INC COMMON STOCK                          COMMON     00184X105            30        1        X                   0         1   0
AP PHARMA INC COM NEW                         COMMON     00202J203         1,090    2,000        X                   0     2,000   0
AT&T INC                                      COMMON     00206R102        24,002      712        X                   0       712   0
ACACIA RESEARCH CORPORATION                   COMMON       3881307     1,237,287   48,220        X                   0    48,220   0
ALLERGAN INC                                  COMMON      18490102        12,292      134        X                   0       134   0
ALLSTATE CORPORATION                          COMMON      20002101       277,173    6,900        X                   0     6,900   0
ALTRIA GROUP INCORPORATED                     COMMON     02209S103       242,057    7,699        X                   0     7,699   0
APPLE COMPUTER INC                            COMMON      37833100       518,336      974        X                   0       974   0
APPLIED MATERIALS INC                         COMMON      38222105         4,576      400        X                   0       400   0
BANK NEW YORK MELLON CORPCOM                  COMMON      64058100       408,116   15,880        X                   0    15,880   0
BERKSHIRE HATH HLD B                          COMMON      84670702       298,253    3,325        X                   0     3,325   0
BROADRIDGE FINANCIAL SOLUTIONS                COMMON     11133T103       171,371    7,490        X                   0     7,490   0
CSX CORP                                      COMMON     126408103       262,113   13,285        X                   0    13,285   0
CA INC                                        COMMON     12673P105       225,515   10,260        X                   0    10,260   0
CADENCE DESIGN SYSTEMS INC                    COMMON     127387108         2,702      200        X                   0       200   0
CARDINAL HEALTH INC                           COMMON     14149Y108         1,565       38        X                   0        38   0
CAREFUSION CORP                               COMMON     14170T101           543       19        X                   0        19   0
CHEVRON CORPORATION                           COMMON     166764100       489,874    4,530        X                   0     4,530   0
CISCO SYSTEMS INC                             COMMON     17275R102         5,404      275        X                   0       275   0
COMBIMATRIX CORPORATION COM                   COMMON     20009T303         1,420      269        X                   0       269   0
CONSOLIDATED COMMUNICATIONS HO                COMMON     209034107        15,910    1,000        X                   0     1,000   0
DNP SELECT INCOME FD                          COMMON     23325P104         3,788      400        X                   0       400   0
DELTA AIR LINES INC                           COMMON     247361702         3,561      300        X                   0       300   0
THE WALT DISNEY CO                            COMMON     254687106        54,968    1,104        X                   0     1,104   0
DISCOVER FINL SVCS COM                        COMMON     254709108         1,002       26        X                   0        26   0
DOMINION RESOURCES INC VA NEW                 COMMON     25746U109        20,720      400        X                   0       400   0
DOVER CORP                                    COMMON     260003108       264,154    4,020        X                   0     4,020   0
EDISON INTERNATIONAL                          COMMON     281020107        18,076      400        X                   0       400   0
ELAN PLC ADR                                  COMMON     284131208         4,390      430        X                   0       430   0
EMPIRE ENERGY CORP INTL COM                   COMMON     291648103           500  100,000        X                   0   100,000   0
ENTERTAINMENT GAMES INC                       COMMON     29382Q109         5,736   47,799        X                   0    47,799   0
EXXON-MOBIL CORPORATION                       COMMON     30231G102       717,413    8,289        X                   0     8,289   0
FORD MOTOR CO NEW                             COMMON     345370860        25,278    1,952        X                   0     1,952   0
FRANKLIN RESOURCES INC                        COMMON     354613101       259,948    2,068        X                   0     2,068   0
GENERAL ELECTRIC CO                           COMMON     369604103        26,720    1,273        X                   0     1,273   0
GOOGLE INC                                    COMMON     38259P508        26,173       37        X                   0        37   0
HARRIS CORP DEL                               COMMON     413875105       359,856    7,350        X                   0     7,350   0
HATTERAS FINL CPRP                            COMMON     41902R103         2,481      100        X                   0       100   0
HOME DEPOT INCORPORATED                       COMMON     437076102       277,088    4,480        X                   0     4,480   0
HOSPIRA INC                                   COMMON     441060100           156        5        X                   0         5   0
ILLINOIS TOOL WORKS                           COMMON     452308109       313,172    5,150        X                   0     5,150   0
INTEL CORP                                    COMMON     458140100       295,650   14,338        X                   0    14,338   0
INTL BUSINESS MACHINES INC                    COMMON     459200101       324,294    1,693        X                   0     1,693   0
JP MORGAN CHASE & CO                          COMMON     46625H100       372,946    8,482        X                   0     8,482   0
JOHNSON & JOHNSON                             COMMON     478160104        94,565    1,349        X                   0     1,349   0
J2 GBL COMMUNICATIONS INC                     COMMON     48123V102       236,538    7,730        X                   0     7,730   0
LIFE PARTNERS HOLDINGS INC                    COMMON     53215T106        19,725    7,500        X                   0     7,500   0
MARATHON PETROLEUM CORPORATION                COMMON     56585A102       323,190    5,130        X                   0     5,130   0
MCKESSON CORPORATION                          COMMON     58155Q103        77,859      803        X                   0       803   0
MEDTRONIC INC CM                              COMMON     585055106       250,632    6,110        X                   0     6,110   0
MICROSOFT CORP                                COMMON     594918104       309,218   11,577        X                   0    11,577   0
MORGAN STANLEY                                COMMON     617446448        83,000    4,341        X                   0     4,341   0
NORTEL NETWORKS(HLDG CO)                      COMMON     656568508             0       40        X                   0        40   0
OCCIDENTAL PETE CORP                          COMMON     674599105        46,272      604        X                   0       604   0
PDL BIOPHARMA INC.                            COMMON     69329Y104       236,966   33,660        X                   0    33,660   0
PG & E CORP                                   COMMON     69331C108        23,867      594        X                   0       594   0
PPL CORP                                      COMMON     69351T106       326,382   11,400        X                   0    11,400   0
PARKER HANNIFIN CORPORATION                   COMMON     701094104       227,961    2,680        X                   0     2,680   0
PHILIP MORRIS INTERNATIONAL IN                COMMON     718172109         8,364      100        X                   0       100   0
PROCTER & GAMBLE COMPANY                      COMMON     742718109       222,340    3,275        X                   0     3,275   0
SMUCKER J M CO COM NEW                        COMMON     832696405           172        2        X                   0         2   0
SYSCO CORPORATION                             COMMON     871829107       321,064   10,141        X                   0    10,141   0
TARGET CORP                                   COMMON     8.76E+110       244,964    4,140        X                   0     4,140   0
THERMO ELECTRON CP                            COMMON     883556102        16,902      265        X                   0       265   0
3M COMPANY                                    COMMON     88579Y101        18,570      200        X                   0       200   0
TIME WARNER INC                               COMMON     887317303           765       16        X                   0        16   0
TIME WARNER CABLE INC A                       COMMON     88732J207       270,577    2,784        X                   0     2,784   0
THE TRAVELERS COMPANIES INC CO                COMMON     8.94E+113       290,871    4,050        X                   0     4,050   0
UNITEDHEALTH GROUP INC                        COMMON     91324P102       356,357    6,570        X                   0     6,570   0
UNWIRED PLANET INC NEW COM                    COMMON     91531F103            40       33        X                   0        33   0
VALERO ENERGY CORPORATION                     COMMON     91913Y100       263,065    7,710        X                   0     7,710   0
VARIAN MEDICAL SYSTEMS INC                    COMMON     92220P105        16,717      238        X                   0       238   0
WADDELL & REED FINANCIAL INC                  COMMON     930059100       193,773    5,565        X                   0     5,565   0
WAL-MART STORES INC                           COMMON     931142103       294,003    4,309        X                   0     4,309   0
WALGREEN CO                                   COMMON     931422109       265,362    7,170        X                   0     7,170   0
WELLPOINT INC                                 COMMON     94973V107         6,092      100        X                   0       100   0
WEST PHARMA SVCS INC                          COMMON     955306105       353,138    6,450        X                   0     6,450   0
WESTERN DIGITAL CORP                          COMMON     958102105       399,406    9,400        X                   0     9,400   0
WESTERN UNION COMPAN                          COMMON     959802109       387,613   28,480        X                   0    28,480   0
WHIRLPOOL CORP ZERO                           COMMON     963320106       325,600    3,200        X                   0     3,200   0
WINDSTREAM CORP COMMON STOCK                  COMMON     97381W104         8,280    1,000        X                   0     1,000   0
IPATH ETN MSCI TOTAL RETURN IN                ETF - E    06739F291         2,195       37        X                   0        37   0
ISHARES MSCI AUSTRALIA INDEX                  ETF - E    464286103         2,514      100        X                   0       100   0
ISHARES MSCI BRAZIL                           ETF - E    464286400         1,734       31        X                   0        31   0
ISHARES INC MSCI CDA INDEX                    ETF - E    464286509         7,100      250        X                   0       250   0
ISHARES INC MSCI PACIFIC EX                   ETF - E    464286665    10,420,768  221,060        X                   0   221,060   0
ISHARES INC MSCI TAIWAN IND                   ETF - E    464286731         1,525      112        X                   0       112   0
ISHARES TR INDEX FUND MSCI EME                ETF - E    464287234    13,357,910  301,193        X                   0   301,193   0
ISHARES TR INDEX FUND S&P 500/                ETF - E    464287309         2,272       30        X                   0        30   0
ISHARES TR INDEX FUND S&P 500/                ETF - E    464287408    25,757,527  387,973        X                   0   387,973   0
ISHARES MSCI EAFE INDEX FUND                  ETF - E    464287465        13,362      235        X                   0       235   0
ISHARES TR RUSSELL MIDCAP VALU                ETF - E    464287473    17,960,700  357,498        X                   0   357,498   0
ISHARES TR RUSSELL MIDCAP GROW                ETF - E    464287481    10,495,387  167,124        X                   0   167,124   0
ISHARES GOLDMAN SACHS SOFTWARE                ETF - E    464287515           945       15        X                   0        15   0
ISHARE DJ CSS IDX FD                          ETF - E    464287580     3,478,684   40,077        X                   0    40,077   0
ISHARES S&P MIDCAP 400 GROWTH                 ETF - E    464287606         4,004       35        X                   0        35   0
ISHARES TR RUSSELL 1000 GROWTH                ETF - E    464287614    12,846,453  196,159        X                   0   196,159   0
ISHARES TR RUSSELL 2000 GROWTH                ETF - E    464287648     6,887,387   72,263        X                   0    72,263   0
ISHARES TR INDEX FUND S&P MDCP                ETF - E    464287705         4,407       50        X                   0        50   0
ISHARES DOW JONES US TELECOMMU                ETF - E    464287713     3,369,423  138,888        X                   0   138,888   0
ISHARES TR INDEX FUND S&P SCP                 ETF - E    464287879    13,286,312  164,211        X                   0   164,211   0
ISHARES TRUST FTSE KLD 400 SOC                ETF - E    464288570       143,837    2,780        X                   0     2,780   0
ISHARES KLD INDX FD                           ETF - E    464288802       141,799    2,390        X                   0     2,390   0
ISHARES DJ US PHARMACEUTICALS                 ETF - E    464288836           850       10        X                   0        10   0
ISHARES S&P GROWTH ALLOCATION                 ETF - E    464289867        31,184      918        X                   0       918   0
ISHARES S&P MODERATE ALLOCATIO                ETF - E    464289875        25,289      797        X                   0       797   0
POWERSHARES DB AGRICULTURE                    ETF - E    73936B408         5,590      200        X                   0       200   0
S&P DEP RCPTS/SPDRS TRUST                     ETF - E    78462F103        46,283      325        X                   0       325   0
SPDR GOLD SHARES                              ETF - E    78463V107       255,830    1,579        X                   0     1,579   0
SPDR DJ WILSHIRE INTERNATIONAL                ETF - E    78463X863     4,068,757   98,398        X                   0    98,398   0
SPDR S&P OIL & GAS EXPLORATION                ETF - E    78464A730         1,622       30        X                   0        30   0
SPDR S&P METALS & MINING ETF                  ETF - E    78464A755     4,140,813   91,753        X                   0    91,753   0
S & P MIDCAP 400 DEP RCPT UT S                ETF - E    78467Y107        27,857      150        X                   0       150   0
SECTOR SPDR - HEALTH FUND                     ETF - E    81369Y209     4,047,831  101,499        X                   0   101,499   0
SECTOR SPDR - CONSUMER STAPLES                ETF - E    81369Y308     3,252,785   93,203        X                   0    93,203   0
SECTOR SPDR - TECHNOLOGY                      ETF - E    81369Y803        25,677      890        X                   0       890   0
VANGUARD MEGACP GR                            ETF - E    921910816        77,145    1,391        X                   0     1,391   0
VANGUARD CONSUMER DISCRETIONAR                ETF - E    92204A108        28,831      380        X                   0       380   0
VANGUARD CONSUMER STAPLES VIPE                ETF - E    92204A207        27,251      310        X                   0       310   0
VANGUARD HLTH CR ETF                          ETF - E    92204A504        37,268      520        X                   0       520   0
VANGUARD INFORMATION TECHNOLOG                ETF - E    92204A702     4,140,449   59,911        X                   0    59,911   0
VANGUARD UTILITIES ETF                        ETF - E    92204A876        27,485      365        X                   0       365   0
VANGUARD EMERGING MARKETS VIPE                ETF - E    922042858     1,345,786   30,222        X                   0    30,222   0
VANGRD PACIFIC STOCK INDEX VIP                ETF - E    922042866        53,123      995        X                   0       995   0
VANGUARD MID-CAP VAL                          ETF - E    922908512       113,974    1,938        X                   0     1,938   0
VANGUARD MID-CAP GROWTH ETF                   ETF - E    922908538        65,700      958        X                   0       958   0
VANGUARD REIT INDEX ETF                       ETF - E    922908553         8,225      125        X                   0       125   0
VANGUARD SMALL-CAP GROWTH VIPE                ETF - E    922908595        53,596      602        X                   0       602   0
VANGUARD SMALL-CAP VALUE VIPER                ETF - E    922908611        79,624    1,096        X                   0     1,096   0
VANGUARD VALUE ETF                            ETF - E    922908744       167,580    2,850        X                   0     2,850   0
VANGUARD SMALL-CAP VIPERS                     ETF - E    922908751        12,135      150        X                   0       150   0
ISHARES TR BARCLYS TIPS BD                    ETF - F    464287176    22,278,128  183,495        X                   0   183,495   0
ISHARES TR BARCLYS US AGG B                   ETF - F    464287226    37,071,617  333,738        X                   0   333,738   0
ISHARES TR BARCLYS 1-3 YR                     ETF - F    464287457     9,189,117  108,850        X                   0   108,850   0
ISHARES IBOXX HIGH YIELD BD                   ETF - F    464288513    45,190,922  484,102        X                   0   484,102   0
ISHARES S&P US PREFERRED STOCK                ETF - F    464288687       304,242    7,679        X                   0     7,679   0
POWERSHARES EMERGING MKTS SOVE                ETF - F    73936T573    23,794,685  756,684        X                   0   756,684   0
SPDR SERIES TRUST BRCLYS YLD E                ETF - F    78464A417     1,143,992   28,101        X                   0    28,101   0
VANGUARD ST BOND ETF                          ETF - F    921937827        77,750      960        X                   0       960   0
VANGUARD TOTAL BOND MARKET ETF                ETF - F    921937835       127,726    1,520        X                   0     1,520   0
VANGUARD SHORT-TERM CORPORATE                 ETF - F    92206C409        41,686      519        X                   0       519   0
VANGUARD LONG-TERM CORPORATE B                ETF - F    92206C813        79,513      867        X                   0       867   0
VANGUARD INTERMEDIATE-TERM COR                ETF - F    92206C870       100,020    1,141        X                   0     1,141   0
WISDOMTREE EMERGING MARKETS LO                ETF - F    97717X867       544,757   10,190        X                   0    10,190   0
TOTAL                                                                294,946,668